Related Party Transactions (Details) - Schedule of long-term borrowings from related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party		$ 18,127,706	$ 19,085,812
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[1]	4,040,500	4,140,500
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[2]	1,437,303	1,437,303
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[3]	$ 12,649,903	$ 13,508,009

[1]	From time to time, the Company borrowed from Guardforce Holdings (HK) Limited whereby as of June 30, 2021, total loan amount from Guardforce Holdings (HK) Limited was $4,648,498. These loans bear interest rate of 2% and are due on various dates from December 22, 2022 to September 8, 2023.
[2]	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%.
[3]	The loan with Profit Raider Investment Limited is due on December 31, 2022. As of June 30, 2021, the outstanding principal amount due was $12,649,903 and the amount of interest accrued on the loan, calculated up to June 31, 2021 was $1,253,814.